Net investment income (Details) - GBP (£) £ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains from financial instruments mandatorily at fair value				£ (51)	£ 73	£ (50)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income				(111)	305	295
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost				(18)	114	(61)
Dividend income				31	20	37
Net losses on other investments				(285)	(201)	(208)
Net investment (expense)/income				(434)	311	13
Absa
Disclosure of detailed information about financial instruments [line items]
Gain on sale of equity stake	£ 36	£ 48	£ 74
Barclays PLC
Disclosure of detailed information about financial instruments [line items]
Dividend income				£ 2,797	£ 1,356	£ 763